Discontinued Operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 5:- DISCONTINUED OPERATION

In November 2021, the Company completed the acquisition of Comsec Ltd. and its subsidiaries. During 2023, one of the subsidiaries, Comsec Distribution Ltd. (“Comsec Distribution”) had financial, operational and commercials difficulties, cessation of sales starting July 2023, layoffs and departures of employees so that as of December 31, 2023 there were no employees in this activity.

As of December 31, 2023, there were no business activities in Comsec Distribution.

As of December 31, 2023 and based on the analysis performed by the Company’s management it has been determined that Comsec Distribution is considered as an abandoned business operation in accordance with IFRS 5, constitutes a component of the Company that represents a separate major line of business and therefore meets the criteria for classification as a discontinued operation.

Prior to the classification of Distribution as a discontinued operation, the recoverable amount of certain items of account receivables and inventory were estimated and an impairment loss in an amount of $431 thousand and $1,900 thousand, respectively were recognized in order to ascertain that the carrying amount of the account receivables and inventory is not higher than their recoverable amount.

Below are data of the operating results attributed to the discontinued operation:

	Six month ended June 30,
	2024	2023
	USD in thousands
Revenues from sales	$-	$5,704
Cost of sales	-	4,734
Gross profit	-	970
Sales and marketing expenses	-	250
General and administrative expenses	-	129
Operating income	-	591
Finance expenses, net	1,057	117

Income (loss) for the period	$(1,057)	$470

Below are data of the net cash flows provided by (used in) the discontinued operation:

	Six month ended June 30,
	2024	2023
	USD in thousands

Net cash provided by discontinued operating activities	$2,154	$2,025
Net cash used in discontinued investing activities	-	(1,413)
Net cash used in discontinued financing activities	(2,174)	(839)
Total net cash used in discontinued operation	$(20)	$(227)